Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans

Note 15 Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans

Profit Sharing and Retirement Savings Plans

We have a qualified non-contributory profit sharing plan covering most of our U.S. employees. Contributions to this plan, which are made at the discretion of our Board of Directors, may be made in cash, shares of our common stock, or in a combination of cash and shares of our common stock. We also maintain qualified contributory retirement savings plans in which most of our U.S. employees are eligible to participate. The qualified contributory retirement savings plans generally provide for our contributions in cash based upon the amount contributed to the plans by the participants.

Our contributions to or provisions for the profit sharing plan and retirement savings plans are charged to operations and amounted to $51 million in 2013, $33 million in 2012 and $32 million in 2011. In 2013, 0.9 million shares were contributed as part of our contribution to the 2012 profit sharing plan, and in 2012 0.9 million shares were contributed as part of our contribution to the 2011 profit sharing plan. These shares were issued out of treasury stock. No shares of our common stock were contributed in 2011.

We have various international defined contribution benefit plans which cover certain employees. We have expanded use of these plans in select countries where they have been used to supplement or replace defined benefit plans.

Defined Benefit Pension Plans

We recognize the funded status of each defined pension benefit plan measured as the difference between the fair value of plan assets and the projected benefit obligations of the employee benefit plans on the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive loss, net of taxes. Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability on our consolidated balance sheets. Subsequent changes in the funded status are recorded in unrecognized pension items, a component of accumulated other comprehensive loss, that is included in total stockholders’ equity. The amount of unamortized pension items is recorded net of tax. The measurement date used by us to determine projected benefit obligations and plan assets is December 31.

We have amortized actuarial gains or losses over the average future working lifetime (or remaining lifetime of inactive participants if there are no active participants). We have used the corridor method, where the corridor is the greater of ten percent of the projected benefit obligation or fair value of assets at year end. If actuarial gains or losses do not exceed the corridor, then there is no amortization of gain or loss.

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our pension plans charged to operations:

	2013	2012	2011
Net periodic benefit cost:
U.S. and non-U.S. net periodic benefit cost included in cost of sales	$5.8	$5.7	$5.5
U.S. and non-U.S. net periodic benefit cost included in selling, general and administrative expenses	11.1	11.3	10.4

Net periodic benefit cost	$16.9	$17.0	$15.9

The amount recorded in inventory as of December 31, 2013, 2012 and 2011 was not material.

United States

A number of our U.S. employees, including some employees who are covered by collective bargaining agreements, participate in defined benefit pension plans. The following table presents our funded status for 2013 and 2012 for our U.S. pension plans. The measurement date for the defined benefit pension plans presented below is December 31 of each period.

	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of period	$210.1	$212.1
Service cost	1.3	1.2
Interest cost	7.9	9.3
Actuarial loss (gain)	(11.3)	6.4
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)

Projected benefit obligation at end of period	$192.2	$210.1

Change in plan assets:
Fair value of plan assets at beginning of period	177.6	171.2
Actual gain on plan assets	14.7	22.0
Employer contributions	0.2	3.3
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)
Other	0.7	—

Fair value of plan assets at end of period	177.4	177.6

Underfunded status at end of year	$(14.8)	$(32.5)

Amounts included on the consolidated balance sheets consisted of other liabilities of $15 million in 2013 and $33 million in 2012.

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our U.S. pension plans charged to operations:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$1.3	$1.2	$1.1
Interest cost	7.9	9.3	4.8
Expected return on plan assets	(11.1)	(11.2)	(5.1)
Amortization of net prior service cost	0.2	0.2	0.2
Amortization of net actuarial loss	2.2	1.8	1.3

Net periodic benefit cost	$0.5	$1.3	$2.3

The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2013, are:

Unrecognized prior service costs	$0.2
Unrecognized net actuarial loss	2.1

Total	$2.3

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2013 were as follows:

Current year actuarial loss (gain)	$(14.1)
Amortization of actuarial loss	(2.2)
Amortization of prior service cost	(0.2)

Total recognized in other comprehensive income	$(16.5)

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2014 are as follows:

2014
Unrecognized prior service costs	$0.1
Unrecognized net actuarial loss	0.9

Total	$1.0

Information for plans with accumulated benefit obligations in excess of plan assets as of December 31, 2013 is as follows:

Accumulated benefit obligation	$189.2
Fair value of plan assets	177.4

Actuarial Assumptions

Weighted average assumptions used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	2013	2012
Discount rate	4.6%	3.8%
Rate of compensation increase	3.0	3.5

Weighted average assumptions used to determine net periodic benefit cost for the three years ended December 31, were as follows:

	2013	2012	2011
Discount rate	3.8%	4.6%	4.9%
Expected long-term rate of return	6.5	6.7	6.7
Rate of compensation increase	3.5	3.5	3.5

Estimated Future Benefit Payments

We expect the following estimated future benefit payments, which reflect expected future service as appropriate, to be paid in the years indicated below:

Year	Amount
2014	$13.9
2015	10.8
2016	12.3
2017	12.6
2018	12.5
Thereafter	62.8

Total	$124.9

We expect to contribute $3.5 million of cash to our U.S. defined benefit plans in 2014.

Plan Assets

We review the expected long-term rate of return on plan assets annually, taking into consideration our asset allocation, historical returns, and the current economic environment. The expected return on plan assets is calculated based on the fair value of plan assets at year end. To determine the expected return on plan assets, expected cash flows have been taken into account.

Our long-term objectives for plan investments are to ensure that (a) there is an adequate level of assets to support benefit obligations to participants over the life of the plans, (b) there is sufficient liquidity in plan assets to cover current benefit obligations, and (c) there is a high level of investment return consistent with a prudent level of investment risk. The investment strategy is focused on a long-term total return in excess of a pure fixed income strategy with short-term volatility less than that of a pure equity strategy. To accomplish this objective, we cause assets to be invested in a balanced and diversified mix of equity and fixed income investments. The target asset allocation will typically be 40-50% in equity securities, with a maximum equity allocation of 70%, and 50-60% in fixed income securities, with a minimum fixed income allocation of 30% including cash.

The fair values of our U.S. pension plan assets, by asset category and by the level of fair values at December 31, 2013, are as follows:

	2013				2012
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$2.3	$—	$2.3	$—	$2.7	$—	$2.7	$—
Fixed income funds(2)	91.7	—	91.7	—	96.2	—	96.2	—
Equity funds(3)	77.2	—	77.2	—	72.2	—	72.2	—
Other(4)	6.2	—	6.1	0.1	6.5	—	0.2	6.3

Total	$177.4	$—	$177.3	$0.1	$177.6	$—	$171.3	$6.3

(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates of deposit, U.S. government treasuries, commercial paper, and time deposits.
(2)	A diversified portfolio of publicly traded government and corporate bonds. There are no restrictions on these investments and they are valued at the net asset value of the shares held at year end, which are supported by the value of the underlying securities and by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date.
(3)	A diversified portfolio of publicly traded domestic and international common stock. There are no restrictions on these investments, and they are valued at the net asset value of the shares held at year end, which are supported by the values of the underlying securities and by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date.
(4)	More than 90% is invested in real estate funds with less than $0.5 million invested in alternative investments such as private equity funds, hedge funds and commodities.

The following table shows the activity of our plan assets, which are measured at fair value using Level 3 inputs:

Balance at December 31, 2012	$6.3
Gains on assets sold during year	0.8
(Losses) on assets still held at end of year	(0.9)
Transfers in and/or out of Level 3	(6.1)

Balance at December 31, 2013	$0.1

International

Some of our non-U.S. employees participate in defined benefit pension plans in their respective countries. The following table presents our funded status for 2013 and 2012 for our non-U.S. pension plans. The measurement date for the defined benefit pension plans presented below is December 31 of each period:

	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of period	$1,011.8	$833.1
Service cost	11.0	14.9
Interest cost	35.5	37.3
Actuarial loss	34.0	149.8
Settlement/curtailment	(5.6)	(6.8)
Benefits paid	(32.3)	(37.4)
Employee contributions	3.6	3.8
Other	0.4	(0.6)
Foreign exchange impact	12.0	17.7

Projected benefit obligation at end of period	$1,070.4	$1,011.8

Change in plan assets:
Fair value of plan assets at beginning of period	784.0	704.2
Actual gain on plan assets	56.3	66.1
Employer contributions	34.1	40.2
Employee contributions	3.6	3.8
Benefits paid	(32.3)	(37.4)
Settlement/curtailment	(5.5)	(6.5)
Other	(1.1)	(1.0)
Foreign exchange impact	6.7	14.6

Fair value of plan assets at end of period	845.8	784.0

Underfunded status at end of year	$(224.6)	$(227.8)

Amounts included on the consolidated balance sheets consisted of:

	2013	2012
Other assets	$21.7	$33.4
Other current liabilities	(4.6)	(4.5)
Other liabilities	(241.7)	(256.7)

Net amount recognized	$(224.6)	$(227.8)

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our non-U.S. pension plans charged to operations:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$11.0	$14.9	$8.1
Interest cost	35.5	37.3	21.9
Expected return on plan assets	(38.1)	(41.6)	(20.8)
Amortization of net prior service cost	0.2	0.1	0.1
Amortization of net actuarial loss	7.8	5.0	4.2

Net periodic benefit cost	$16.4	$15.7	$13.5

The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2013 are:

Unrecognized prior service costs	$0.6
Unrecognized net actuarial loss	195.2

Total	$195.8

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2013 were as follows:

Current year actuarial loss	$16.2
Amortization of actuarial gain	(7.9)
Amortization of prior service cost	(0.2)
Settlement/curtailment gain	(0.8)
Effects of changes in foreign currency exchange rates	3.9

Total recognized in other comprehensive income	$11.2

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2014 are as follows:

Unrecognized net actuarial loss	$9.5

Total	$9.5

Information for plans with accumulated benefit obligations in excess of plan assets as of December 31, 2013 is as follows:

Accumulated benefit obligation	$829.3
Fair value of plan assets	617.5

Actuarial Assumptions

Weighted average assumptions used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	2013	2012
Discount rate	3.8%	3.7%
Rate of compensation increase	2.9	2.8

Weighted average assumptions used to determine net periodic benefit cost for the three years ended December 31, were as follows:

	2013	2012	2011
Discount rate	3.7%	4.3%	4.6%
Expected long-term rate of return	5.0	5.9	5.8
Rate of compensation increase	2.8	2.8	2.9

Estimated Future Benefit Payments

We expect the following estimated future benefit payments, which reflect expected future service as appropriate, to be paid in the years indicated:

Year	Amount
2014	$40.2
2015	35.3
2016	36.9
2017	38.8
2018	40.4
Thereafter	216.8

Total	$408.4

We expect to contribute approximately $27 million of cash to our non-U.S. defined benefit plans in 2014.

Plan Assets

We review the expected long-term rate of return on plan assets annually, taking into consideration our asset allocation, historical returns, and the current economic environment.

Our long-term objectives for plan investments are to ensure that (a) there is an adequate level of assets to support benefit obligations to participants over the life of the plans, (b) there is sufficient liquidity in plan assets to cover current benefit obligations, and (c) there is a high level of investment return consistent with a prudent level of investment risk. The investment strategy is focused on a long-term total return in excess of a pure fixed income strategy with short-term volatility less than that of a pure equity strategy. To accomplish this objective, we cause assets to be invested primarily in a diversified mix of equity and fixed income investments.

The fair values of our non-U.S. pension plan assets, by asset category and by the level of fair values are as follows:

	2013				2012
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$8.5	$6.7	$1.8	$—	$7.6	$5.8	$1.8	$—
Fixed income funds(2)	405.7	—	405.7	—	404.2	—	404.2	—
Equity funds(3)	341.0	—	341.0	—	290.0	—	290.0	—
Other(4)	90.6	—	3.2	87.4	82.2	—	20.4	61.8

Total	$845.8	$6.7	$751.7	$87.4	$784.0	$5.8	$716.4	$61.8

(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates of deposit, government securities, commercial paper, and time deposits.
(2)	Fixed income funds that invest in a diversified portfolio primarily consisting of publicly traded government bonds and corporate bonds. There are no restrictions on these investments, and they are valued at the net asset value of shares held at year end.
(3)	Equity funds that invest in a diversified portfolio of publicly traded domestic and international common stock, with an emphasis in European equities. There are no restrictions on these investments, and they are valued at the net asset value of shares held at year end.
(4)	The majority of these assets are invested in real estate funds and other alternative investments. Also includes guaranteed insurance contracts, which consists of company and employee contributions and accumulated interest income at guaranteed stated interest rates and provides for benefit payments and plan expenses.

The following table shows the activity of our plan assets, which are measured at fair value using Level 3 inputs.

Balance at December 31, 2012	$61.8
Gains on assets still held	1.0
Purchases, sales and settlements	12.1
Transfers in and/or out of Level 3	10.1
Foreign exchange impact	2.4

Balance at December 31, 2013	$87.4